Earnings (Loss) Per Share (Details) - Schedule of earnings (loss) per share - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of earnings (loss) per share [Abstract]
Net income (loss)	$ 4,864,002	$ (1,910,337)	$ (9,676,191)
Weighted average number of ordinary share outstanding
Basic	55,440,527	30,591,122	15,197,815
Diluted	57,529,895	30,591,122	15,197,815
Income (loss) per share
Basic	$ 0.09	$ (0.06)	$ (0.62)
Diluted	$ 0.08	$ (0.06)	$ (0.62)